Stockholders’ Equity/Members’ Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of the outstanding warrants
Instrument	Number of Warrants Outstanding	Classification
Public Warrants	17,250	Equity
Private Warrants	3,873	Liability
Lender Warrants	2,550	Liability
Total	23,673

Instrument	Number of Warrants Outstanding	Classification
Public Warrants	17,250	Equity
Private Warrants	1,980	Liability
Lender Warrants	2550	Liability
Total	21,780